TRADE RECEIVABLES (Details 2) - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeReceivablesLineItems [Line Items]
Allowances, beginning	$ (0.7)	$ (0.2)
Creation	0.0	(0.4)
Utilized	0.6	0.0
Currency translation adjustments	0.1	(0.1)
Allowances, ending	$ 0.0	$ (0.7)